Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other derivative contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.1	$ 0.3
Liquidity risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	205.9	149.5
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	120.6	141.2
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	31.9	8.0
Liquidity risk | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	53.4	0.3
Liquidity risk | Equity total return swaps – short positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	84.6	13.4
Liquidity risk | Equity total return swaps – short positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	58.0	13.4
Liquidity risk | Equity total return swaps – short positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	26.6	0.0
Liquidity risk | Equity total return swaps – short positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Equity total return swaps – long positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3.0	51.7
Liquidity risk | Equity total return swaps – long positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	51.7
Liquidity risk | Equity total return swaps – long positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3.0	0.0
Liquidity risk | Equity total return swaps – long positions | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Foreign exchange forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	114.5	53.7
Liquidity risk | Foreign exchange forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	59.3	45.7
Liquidity risk | Foreign exchange forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1.9	8.0
Liquidity risk | Foreign exchange forward contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	53.3	0.0
Liquidity risk | U.S. treasury bond forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1.7	30.4
Liquidity risk | U.S. treasury bond forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1.7	30.4
Liquidity risk | U.S. treasury bond forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | U.S. treasury bond forward contracts | More than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Liquidity risk | Other derivative contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	2.1	0.3
Liquidity risk | Other derivative contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1.6	0.0
Liquidity risk | Other derivative contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.4	$ 0.0